Fair values measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	$ 1,014	$ 1,315
Current portion of fair value of derivative financial instruments	1,028	1,092
Long-term borrowings	37,504	44,325
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	38,535	45,549
Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	37,451	44,375
Financial liabilities	37,451	44,375
Financial assets measured at fair value total [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	1,014	1,315
Current portion of fair value of derivative financial instruments	1,028	1,092
Financial assets, at fair value	2,042	2,407
Financial assets measured at fair value total [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	1,014	1,315
Current portion of fair value of derivative financial instruments	1,028	1,092
Financial assets measured at fair value total [member] | At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial assets measured at fair value total [member] | At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	1,014	1,315
Current portion of fair value of derivative financial instruments	1,028	1,092
Financial assets measured at fair value total [member] | At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	0
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	38,535	45,549
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	$ 0	$ 0